DEBT - Credit Facilities Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) financial_institutions	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 422,592	$ 396,901
Line of credit facility, maximum borrowing capacity	95,000
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,800
Number of financial institutions | financial_institutions	4
Line of credit facility, maximum borrowing capacity	$ 95,000
Length of term-out period	6 years
Debenture securing debt	$ 1,000,000
Letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings	13,900
Top of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 100,000
Weighted average | Floating interest rate | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	4.42%